Provision For Income Taxes	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Provision For Income Taxes [Text Block]

4. Provision for Income Taxes

The Company recognizes the tax effects of transactions in the year in which such transactions enter into the determination of net income, regardless of when reported for tax purposes. Deferred taxes are provided in the financial statements under FASC 718-740-20 to give effect to the resulting temporary differences which may arise from differences in the bases of fixed assets, depreciation methods, allowances, and start-up costs based on the income taxes expected to be payable in future years.

Exploration stage deferred tax assets arising as a result of net operating loss carryforwards have been offset completely by a valuation allowance due to the uncertainty of their utilization in future periods. Operating loss carryforwards generated during the period from May 31, 2006 (date of inception) through March 31, 2012 of $5,935,926 will begin to expire in 2026. Accordingly, deferred tax assets were offset by the valuation allowance that increased by approximately $1,345,000 during the period ended March 31, 2012.

The Company follows the provisions of uncertain tax positions as addressed in FASC 740-10-65-1. The Company recognized approximately no increase in the liability for unrecognized tax benefits.

The Company has no tax position at March 31, 2012 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No such interest or penalties were recognized during the periods presented. The Company had no accruals for interest and penalties at March 31, 2012. The Company’s utilization of any net operating loss carry forward may be unlikely as a result of its intended exploration stage activities. The tax years for June 30, 2011, June 30, 2010 and June 30, 2009 are still open for examination by the Internal Revenue Service (IRS).

4. Provision for Income Taxes

The Company recognizes the tax effects of transactions in the year in which such transactions enter into the determination of net income, regardless of when reported for tax purposes. Deferred taxes are provided in the financial statements under FASC 718-740-20 to give effect to the resulting temporary differences which may arise from differences in the bases of fixed assets, depreciation methods, allowances, and start-up costs based on the income taxes expected to be payable in future years.

Exploration stage deferred tax assets arising as a result of net operating loss carryforwards and non deductible expenses in the current period have been offset completely by a valuation allowance due to the uncertainty of their utilization in future periods. Operating loss carryforwards for tax purposes generated during the period from May 31, 2006 (date of inception) through June 30, 2011 of $2,091,744 will begin to expire in 2026. In addition, net deferred tax assets relating to the following items were offset by the valuation allowance that increased by approximately $8,865,387 and $7,500 during the years ended June 30, 2011 and 2010, respectively:

	2011
	Amount	Tax Effect ( 35%)

Net operating losses	$2,091,744	$732,110
Shares issued for directors fees, mining expenses, investor relations	19,087,000	6,680,450
Options granted for mining expenses	4,396,523	1,538,783
Gain on derivative liability	(108,434)	(37,952)

Total	25,466,833	8,913,392

Valuation allowance	(25,466,833)	(8,913,392)

Net deferred tax asset (liability)	$-	$-

	2010
	Amount	Tax Effect ( 35%)
Net operating losses	$137,158	$48,005
Valuation allowance	(137,158)	(48,055)
Net deferred tax asset	$-	$-

The Company follows the provisions of uncertain tax positions as addressed in FASC 740-10-65-1. The Company recognized approximately no increase in the liability for unrecognized tax benefits.

The Company has no tax position at June 30, 2011 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No such interest or penalties were recognized during the periods presented. The Company had no accruals for interest and penalties at June 30, 2011. The Company’s utilization of any net operating loss carry forward may be unlikely as a result of its intended exploration stage activities. The tax years for June 30, 2011, June 30, 2010 and June 30, 2009 are still open for examination by the Internal Revenue Service (IRS).